Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Tax [Line Items]
Beginning balance			$ (2,514,743)
Profit or loss			1,537,467
Other Comprehensive Income			1,047,758
Equity			(70,482)
Ending balance
Right-of-use assets [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	(618,384)	(663,423)	(543,242)
Profit or loss	407,385	45,039	(120,181)
Other Comprehensive Income
Equity
Ending balance	(210,999)	(618,384)	(663,423)
Non-capital losses [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	618,384	4,365,134	148,551
Profit or loss	(407,385)	(3,746,750)	4,216,583
Other Comprehensive Income
Equity
Ending balance	210,999	618,384	4,365,134
Non-capital losses - Canada [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	407,366	593,325
Profit or loss	685,039	(185,959)	593,325
Other Comprehensive Income
Equity
Ending balance	1,092,405	407,366	593,325
Unrealized foreign exchange gain - Canada [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance	(407,366)	(593,325)
Profit or loss	(685,039)	185,959	(593,325)
Other Comprehensive Income
Equity
Ending balance	(1,092,405)	(407,366)	(593,325)
Property, plant and equipment [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance		(5,030,883)	(1,781,767)
Profit or loss		5,030,883	(3,249,116)
Other Comprehensive Income
Equity
Ending balance			(5,030,883)
Digital Currencies [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance		1,186,090	(1,047,759)
Profit or loss		(1,186,090)	1,186,091
Other Comprehensive Income			1,047,758
Equity
Ending balance			1,186,090
Lease liabilities [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance		143,082
Profit or loss		(143,082)	143,082
Other Comprehensive Income
Equity
Ending balance			143,082
Stock based compensation [Member]
Schedule of Deferred Income Tax [Line Items]
Beginning balance			709,474
Profit or loss			(638,992)
Other Comprehensive Income
Equity			(70,482)
Ending balance